UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)
Common Stocks 97.6%
Health Care 97.6%
Biotechnology 24.2%
Acorda Therapeutics, Inc.* (a)	18,600	560,232
Alexion Pharmaceuticals, Inc.*	69,300	3,913,371
Allos Therapeutics, Inc.*	76,100	277,765
AMAG Pharmaceuticals, Inc.* (a)	18,100	456,120
Amgen, Inc.*	92,800	4,736,512
Amylin Pharmaceuticals, Inc.* (a)	41,100	844,194
ArQule, Inc.* (a)	73,900	385,758
Biogen Idec, Inc.*	33,495	1,802,031
BioMarin Pharmaceutical, Inc.* (a)	94,400	1,915,376
Celera Corp.* (a)	57,700	380,820
Celgene Corp.*	76,358	3,933,964
Cepheid, Inc.* (a)	25,500	375,105
Dendreon Corp.*	16,600	594,944
Exelixis, Inc.* (a)	116,300	344,248
Gen-Probe, Inc.*	21,400	963,642
Genzyme Corp.*	39,700	2,783,367
Gilead Sciences, Inc.*	77,000	2,453,220
Halozyme Therapeutics, Inc.* (a)	111,700	853,388
Human Genome Sciences, Inc.* (a)	50,100	1,457,409
ImmunoGen, Inc.* (a)	81,100	434,696
Immunomedics, Inc.* (a)	102,900	294,294
Incyte Corp.* (a)	126,400	1,582,528
InterMune, Inc.*	13,800	143,796
Myriad Genetics, Inc.*	23,100	361,746
Regeneron Pharmaceuticals, Inc.* (a)	38,300	841,834
Savient Pharmaceuticals, Inc.* (a)	45,000	648,900
Theravance, Inc.* (a)	32,600	394,134
United Therapeutics Corp.* (a)	30,200	1,395,844
Vertex Pharmaceuticals, Inc.* (a)	64,000	2,133,760

		37,262,998
Health Care Services 18.3%
Aetna, Inc.	58,000	1,549,760
Allscripts Healthcare Solutions, Inc.*	69,800	1,166,358
Cardinal Health, Inc.	47,600	1,426,096
Cerner Corp.* (a)	27,600	2,010,660
CIGNA Corp.	38,800	1,250,136
CVS Caremark Corp.	52,485	1,417,095
Express Scripts, Inc.*	67,600	2,879,760
Fresenius Medical Care AG & Co. KGaA	52,823	2,990,878
Genoptix, Inc.* (a)	24,500	421,645
Laboratory Corp. of America Holdings*	18,800	1,365,256
McKesson Corp.	50,700	2,943,135
MedAssets, Inc.*	23,300	461,806
Medco Health Solutions, Inc.*	49,052	2,132,781
Pharmaceutical Product Development, Inc.	23,300	535,201
Quest Diagnostics, Inc.	20,800	904,800
UnitedHealth Group, Inc.	123,920	3,930,742
WellPoint, Inc.*	15,600	775,008

		28,161,117
Life Sciences Tools & Services 5.6%
Illumina, Inc.* (a)	13,800	591,882
Life Technologies Corp.*	62,918	2,691,003
Mettler-Toledo International, Inc.* (a)	10,000	1,105,900
PerkinElmer, Inc.	44,300	930,743
Thermo Fisher Scientific, Inc.*	58,600	2,468,232
Waters Corp.*	14,700	889,644

		8,677,404
Medical Supply & Specialty 17.6%
Baxter International, Inc.	90,800	3,864,448
Beckman Coulter, Inc.	14,000	638,960
Becton, Dickinson & Co.	34,400	2,345,736
C.R. Bard, Inc.	15,900	1,221,597
Covidien PLC	82,000	2,897,880
Hologic, Inc.*	50,900	722,271
Kinetic Concepts, Inc.*	24,600	785,232
Masimo Corp. (a)	17,500	398,300
Medtronic, Inc.	119,700	3,768,156
Owens & Minor, Inc. (a)	30,750	819,795
ResMed, Inc.* (a)	29,600	892,144
Sirona Dental Systems, Inc.*	22,700	715,504
St. Jude Medical, Inc.*	66,800	2,309,276
Stryker Corp. (a)	36,600	1,580,754
Thoratec Corp.* (a)	22,300	718,060
Varian Medical Systems, Inc.* (a)	13,800	734,712
Wright Medical Group, Inc.*	27,200	360,944
Zimmer Holdings, Inc.*	48,400	2,283,028

		27,056,797
Pharmaceuticals 31.9%
Abbott Laboratories	108,100	5,333,654
Allergan, Inc.	29,500	1,811,890
Ardea Biosciences, Inc.* (a)	25,200	507,528
Auxilium Pharmaceuticals, Inc.* (a)	21,800	564,838
Biovail Corp. (a)	88,200	2,017,134
Bristol-Myers Squibb Co.	149,200	3,891,136
Cardiome Pharma Corp.*	56,700	341,334
Eli Lilly & Co.	50,800	1,704,848
Forest Laboratories, Inc.*	51,300	1,399,977
Inspire Pharmaceuticals, Inc.*	76,500	371,025
Johnson & Johnson	100,400	5,724,808
Merck & Co., Inc.	220,517	7,753,378
Mylan, Inc.* (a)	86,400	1,482,624
Novartis AG (Registered)	49,142	2,582,345
Pfizer, Inc.	481,269	7,666,615
Pharmasset, Inc.*	14,100	342,489
Questcor Pharmaceuticals, Inc.* (a)	73,800	715,122
Roche Holding AG (Genusschein)	12,159	1,652,738
Salix Pharmaceuticals Ltd.* (a)	29,400	1,113,084
Shire PLC (ADR) (a)	30,700	1,986,290
VIVUS, Inc.* (a)	36,100	203,604

		49,166,461

Total Common Stocks (Cost $124,839,241)		150,324,777
Securities Lending Collateral 17.1%
Daily Assets Fund Institutional, 0.30% (b) (c) (Cost $26,377,349)	26,377,349	26,377,349
Cash Equivalents 2.1%
Central Cash Management Fund, 0.25% (b) (Cost $3,194,431)	3,194,431	3,194,431

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $154,411,021) †	116.8	179,896,557
Other Assets and Liabilities, Net	(16.8)	(25,934,713)

Net Assets	100.0	153,961,844

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $154,870,124. At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $25,026,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,537,965 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,511,532.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $25,219,681 which is 16.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$37,262,998	$—	$—	$37,262,998
Health Care Services	25,170,239	2,990,878	—	28,161,117
Life Sciences Tools & Services	8,677,404	—	—	8,677,404
Medical Supply & Specialty	27,056,797	—	—	27,056,797
Pharmaceuticals	44,931,378	4,235,083	—	49,166,461
Short-Term Investments(d)	29,571,780	—	—	29,571,780
Total	$172,670,596	$7,225,961	$—	$179,896,557

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010